Investment in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Subsidiaries
	Country of Incorporation and Place of Business	Nature of Business	Proportion of ordinary shares directly held by parent (%)	Proportion of ordinary shares held by the group (%)	Proportion of ordinary shares held by non-controlling interests (%)
Celyad Inc.	USA	Biopharma	100%	100%	0%
OnCyte, LLC	USA	Biopharma	100%	100%	0%
CorQuest Medical, Inc.	USA	Medical Device	100%	100%	0%
Biological Manufacturing Services SA	Belgium	GMP laboratories	100%	100%	0%